Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Net operating loss carry forwards	$ 27,522,000	$ 27,252,000
Orphan drug and research and development credit carry forwards	8,921,000	8,837,000
Equity based compensation	246,000	285,000
Intangibles	1,409,000	1,696,000
Capitalized research and development (Section 174)	2,310,677	1,832,000
Lease Liability	66,000	96,000
Other	(12,000)
Deferred tax assets, gross	40,463,000	39,998,000
Valuation allowance	(40,398,000)	(39,902,000)
Net deferred tax assets	65,000	96,000
ROU Assets	(65,000)	(96,000)
Total gross deferred tax liabilities	(65,000)	(96,000)
Net deferred tax assets	$ 0	$ 0